Expense Example - Investor A, Institutional - BlackRock Liquid Environmentally Aware Fund	Nov. 27, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255